Share Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Based Compensation

16.   SHARE BASED COMPENSATION

2018 Share Incentive Plan

In January 2018, the Group adopted the 2018 Share Incentive Plan which allows the Group to offer incentive awards to employees, directors and consultants (the “Participants”). Under the 2018 Share Incentive Plan, the Group may issue incentive awards to the Participants to purchase not more than 9,000,000 Class A ordinary shares. The incentive awards granted under the Share Incentive Plans typically have a maximum life of six years and vest in typical ways as vest ratably over the following four years starting after the first/second/third anniversary of the stated vesting commencement date.

Share-based compensation expense of RMB26,490,395, RMB232,558 and RMB2,464,763 (USD386,775) was recognized in general and administrative expenses for the years ended December 31, 2019, 2020 and 2021. During the year ended December 31, 2019, 2020 and 2021, cash used to settle the related share-based compensation is nil, RMB1,186,271 and nil.

For options granted during the years ended December 31, 2019 and 2021, the weighted-average grant date fair value for options granted was USD3.57 and USD2.42, respectively computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Group and comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of share options was estimated using the following significant assumptions:

	Granted in 2019	Granted in 2021
Risk-free interest rate	1.60%-2.60%	0.92%
Volatility	35.66%-37.98%	40%
Dividend yield	2.5%	2.5%
Life of option	6 years	6 years

The aggregate grant date fair value of the outstanding options was determined to be RMB39,628,188, RMB35,828,331 and RMB34,994,421 (USD5,491,388) as of December 31, 2019, 2020 and 2021, respectively and such amount shall be recognized as compensation expenses using the accelerate method for all employee share options granted. The total fair value of share options vested during the years ended December 31, 2019, 2020 and 2021 were RMB11,316,415, RMB8,610,259 and RMB8,319,569 (USD1,305,522).

As of December 31, 2021, there was RMB592,966 (USD 93,049) in total unrecognized compensation expense related to unvested options, which is expected to be recognized over a weighted-average period of 0.37 years.

16.   SHARE BASED COMPENSATION (CONTINUED)

2018 Share Incentive Plan (continued)

The following table summarized the Group’s share option activity under the option plans:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		USD	Years	USD
Share options outstanding at December 31, 2020	991,000	12.27	3.13	1,257,200
Granted	6,000	12.00	—	—
Exercised	—	—	—	—
Forfeited	(4,500)	12.27	—	—
Expired	—	—	—	—
Share options outstanding at December 31, 2021	992,500	12.27	2.14	—
Vested and expected to vest at December 31, 2021	992,500	12.28	2.14	—
Exercisable as of December 31, 2021	742,125	12.24	2.14	—